Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Entities

Note 3. Investments in Unconsolidated Entities

As part of its operations, the Company participates in joint ventures to explore opportunities while minimizing risk. As of December 31, 2013, the Company was involved with 18 unconsolidated entities (December 31, 2012 – 16 unconsolidated entities) in which it has less than a controlling interest. Investments in unconsolidated entities includes $37.4 million (December 31, 2012 – $32.8 million) of the Company’s share of non-refundable deposits and other entitlement costs in connection with 1,849 lots (December 31, 2012 – 1,916 lots) under option. The Company’s share of the total exercise price of these options is $80.1 million (December 31, 2012 – $83.9 million). Summarized financial information on a 100% basis for the combined unconsolidated entities follows:

	December 31
	2013	2012
Assets
Land and housing inventory	$599,487	$377,549
Other assets	57,771	20,469

	$657,258	$398,018

Liability and Equity
Bank indebtedness and other financings	$182,023	$77,442
Accounts payable and other liabilities	62,785	13,485
Equity
Brookfield Residential’s interest	206,198	155,352
Others’ interest	206,252	151,739

	$657,258	$398,018

	Years Ended December 31
	2013	2012
Revenue and Expenses
Revenue	$115,067	$90,186
Direct cost of sales	(80,909)	(78,283)
Other (expense) / income	(6,070)	8,711

Net income	$28,088	$20,614

Brookfield Residential’s share of net income	$8,820	$9,882

In reporting the Company’s share of net income, all intercompany profits from unconsolidated entities are eliminated on lots purchased by the Company from unconsolidated entities.

Unconsolidated entities in which the Company has a non-controlling interest are accounted for using the equity method. In addition, the Company has performed an evaluation of its existing unconsolidated entity relationships by applying the provisions of ASC Topic 810.

The Company and/or its unconsolidated entity partners have provided varying levels of guarantees of debt of its unconsolidated entities. At December 31, 2013, the Company had completion guarantees of $6.4 million (December 31, 2012 – $1.6 million) and recourse guarantees of $1.0 million (December 31, 2012 – $10.2 million) with respect to debt of its unconsolidated entities.